Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Fair Value
Fair Value Measurements

13. Fair Value

  Fair Value of Financial Instruments

        The estimated fair values of financial instruments have been determined by the Company using available market information and appropriate valuation methods. Considerable judgment is required in interpreting market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts that the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methods may have a material effect on the estimated fair value amounts. The Company used the following market assumptions and/or estimation methods:

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  Cash and cash equivalents, hotel receivables, accounts payable and accrued expenses—The carrying amounts reported in the combined consolidated balance sheet for these financial instruments approximate fair value because of their short maturities.

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  Investment in collateralized loans—Fair value is determined by discounting the future contractual cash flows to the present value using a current market interest rate. The fair value estimated at both September 30, 2011 and December 31, 2010 was $22.1 million.

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  Interest rate swaps and caps—The fair value of interest rate swaps and caps is determined as discussed in Note 12 to these financial statements.

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  Variable rate mortgage notes payable and borrowings under the credit facility—The carrying amounts reported in the combined consolidated balance sheets for these financial instruments approximate fair value. The Company estimates the fair value of its variable rate debt by using quoted market rates for similar loans with similar terms.
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  Fixed rate mortgage notes payable—The fair value estimated at September 30, 2011 and December 31, 2010 of $777.5 million and $796.5 million, respectively, is calculated based on the net present value of payments over the term of the loans using estimated market rates for similar mortgage loans with similar terms.

  Fair Value Measurement

        Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date in the principal or most advantageous market. The fair value hierarchy has three levels of inputs, both observable and unobservable:

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  Level 1—Inputs include quoted market prices in an active market for identical assets or liabilities.

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  Level 2—Inputs are market data, other than Level 1, that are observable either directly or indirectly. Level 2 inputs include quoted market prices for similar assets or liabilities, quoted market prices in an inactive market, and other observable information that can be corroborated by market data.

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  Level 3—Inputs are unobservable and corroborated by little or no market data.

        Recurring Fair Value Measurements: The following table presents the Company's fair value hierarchy for those financial assets and liabilities measured at fair value on a recurring basis as of September 30, 2011 (in thousands).

	Fair Value at September 30, 2011
	Level 1	Level 2	Level 3	Total
Interest rate swap and cap liability	$—	$(2,326)	$—	$(2,326)

Total	$—	$(2,326)	$—	$(2,326)

        The fair values of the derivative financial instruments are determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of each derivative. The Company determined that the significant inputs, such as interest yield curves and discount rates, used to value its derivatives fall within Level 2 of the fair value hierarchy and that the credit valuation adjustments associated with the Company's counterparties and its own credit risk utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by itself and its counterparties. As of September 30, 2011, the Company assessed the significance of the impact of the credit valuation adjustments on the overall valuation of its derivative positions and determined that the credit valuation adjustments were not significant to the overall valuation of its derivatives. As a result, the Company's derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy.

11. Fair Value Measurements

        Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date in the principal or most advantageous market. The fair value hierarchy has three levels of inputs, both observable and unobservable:

  •
  Level 1—Inputs include quoted market prices in an active market for identical assets or liabilities.

  •
  Level 2—Inputs are market data, other than Level 1, that are observable either directly or indirectly. Level 2 inputs include quoted market prices for similar assets or liabilities, quoted market prices in an inactive market, and other observable information that can be corroborated by market data.

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  Level 3—Inputs are unobservable and corroborated by little or no market data.

        Recurring Fair Value Measurements: The following table presents the Company's fair value hierarchy for those financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2010.

	Fair Value at December 31, 2010
	Level 1	Level 2	Level 3	Total
Interest rate swap and cap liability	$—	$(3,820)	$—	$(3,820)

Total	$—	$(3,820)	$—	$(3,820)

        Consistent with the prior year, the fair values of the derivative financial instruments are determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of each derivative. The Company determined that the significant inputs, such as interest yield curves and discount rates, used to value its derivatives fall within Level 2 of the fair value hierarchy and that the credit valuation adjustments associated with the Company's counterparties and its own credit risk utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by itself and its counterparties. As of December 31, 2010, the Company assessed the significance of the impact of the credit valuation adjustments on the overall valuation of its derivative positions and determined that the credit valuation adjustments were not significant to the overall valuation of its derivatives. As a result, the Company determined that its derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy.

        For purposes of determining impairment charges in 2009 and 2008, investments in hotel properties were valued using third-party appraisals. These appraisals include various valuation techniques that require inputs that are both observable and unobservable. Inputs used to value the hotel properties include discount and capitalization rates and sales comparables where available and appropriate. These valuations are generally classified within Level 3 of the valuation hierarchy.